Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
American Funds Asset Allocation HLS Fund (Prospectus Summary) | American Funds Asset Allocation HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVABX
American Funds Blue Chip Income and Growth HLS Fund (Prospectus Summary) | American Funds Blue Chip Income and Growth HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVCBX
American Funds Bond HLS Fund (Prospectus Summary) | American Funds Bond HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVBBX
American Funds Global Bond HLS Fund (Prospectus Summary) | American Funds Global Bond HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVDBX
American Funds Global Growth and Income HLS Fund (Prospectus Summary) | American Funds Global Growth and Income HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVIBX
American Funds Global Growth HLS Fund (Prospectus Summary) | American Funds Global Growth HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVLBX
American Funds Global Small Capitalization HLS Fund (Prospectus Summary) | American Funds Global Small Capitalization HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVSBX
American Funds Growth HLS Fund (Prospectus Summary) | American Funds Growth HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVRBX
American Funds Growth-Income HLS Fund (Prospectus Summary) | American Funds Growth-Income HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVNBX
American Funds International HLS Fund (Prospectus Summary) | American Funds International HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVTBX
American Funds New World HLS Fund (Prospectus Summary) | American Funds New World HLS Fund | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVWBX